UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund
(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500 Miami, FL 33131
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. ASSET MANAGEMENT FUND MONEY MARKET FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		283	$283
TOTAL INVESTMENT COMPANIES			283

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	100.0%
Bank of America, 0.16%, (Agreement dated 7/31/12 to be repurchased at $11,403,051 on 8/1/12. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 2.50% - 4.00%, with a value of $11,631,061, due at 3/20/34 - 10/20/38)		$11,403,000	$11,403,000
TOTAL REPURCHASE AGREEMENTS			11,403,000
TOTAL INVESTMENTS
(Cost $11,403,283)(a)	100.0%		11,403,283
NET OTHER ASSETS (LIABILITIES)	0.0%		68
NET ASSETS	100.0%		$11,403,351

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

1

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	68.0%
1 Yr. Constant Maturity Treasury Based ARMS	39.0%
Fannie Mae
2.48%		7/1/28	$2,051,405	$2,146,329
2.10%		8/1/29	1,565,663	1,616,754
2.36%		3/1/30	230,633	240,364
2.34%		5/1/33	759,447	797,504
2.46%		9/1/33	2,512,872	2,625,600
2.30%		1/1/35	6,629,613	6,974,083
2.37%		1/1/35	5,232,346	5,520,131
2.65%		9/1/36	14,005,834	15,010,123
2.81%		6/1/37	18,760,378	20,145,513
2.31%		9/1/38	8,892,827	9,473,520
2.74%		9/1/38	21,309,281	22,846,085
2.90%		5/25/42	5,673,612	5,947,301
Fannie Mae Grantor Trust
3.58%		5/25/42	7,655,065	7,821,448
2.87%		8/25/43	9,224,762	9,159,377
Fannie Mae Whole Loan
3.14%		8/25/42	8,784,019	9,514,199
3.80%		8/25/42	3,245,399	3,470,046
2.89%		4/25/45	16,181,687	17,357,264
FHLMC Structured Pass-Through Securities
3.43%		3/25/44	2,228,114	2,308,852
Freddie Mac
2.65%		10/1/22	581,073	595,178
2.27%		9/1/27	1,024,662	1,056,827
2.24%		9/1/28	7,175,270	7,437,930
2.24%		9/1/30	595,527	611,002
2.35%		7/1/31	3,732,038	3,849,232
				156,524,662
6 Mo. Certificate of Deposit Based ARMS	0.7%
Fannie Mae
1.54%		6/1/21	845,486	851,979
1.98%		12/1/24	1,446,307	1,483,053

See notes to Schedules of Investments.
2

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Freddie Mac
2.23%		1/1/26	$568,033	$583,498
				2,918,530
6 Mo. London Interbank Offering Rate (LIBOR)	3.5%
Fannie Mae
2.02%		9/1/27	2,958,930	3,052,723
1.97%		3/1/28	2,853,969	2,940,134
2.46%		6/1/28	406,423	427,383
1.95%		9/1/33	1,336,204	1,377,945
2.00%		11/1/33	2,234,162	2,307,243
2.05%		11/1/33	1,105,373	1,145,396
Freddie Mac
2.86%		9/1/30	2,466,554	2,643,036
				13,893,860
Cost of Funds Index Based ARMS	8.6%
Fannie Mae
3.37%		2/1/28	11,595,875	12,278,609
2.41%		8/1/33	7,083,798	7,370,863
2.96%		11/1/36	7,760,778	8,264,214
2.39%		6/1/38	6,225,876	6,483,218
				34,396,904
MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	16.2%
Freddie Mac
0.80%		11/15/41	13,186,805	13,248,691
0.75%		1/15/42	18,473,171	18,544,329
0.80%		3/15/42	33,085,376	33,227,742
				65,020,762
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				272,754,718
FIXED RATE MORTGAGE-RELATED SECURITIES	26.3%
30 Yr. Securities	9.2%
Fannie Mae
4.00%		5/1/42	18,963,789	19,932,914
Freddie Mac
4.00%		3/1/42	13,124,972	13,872,859

See notes to Schedules of Investments.
3

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Government National Mortgage Association
4.00%		12/15/41	$2,982,203	$3,283,221
				37,088,994
Collateralized Mortgage Obligations	17.1%
Fannie Mae
5.00%		2/25/18	3,719,418	3,974,490
4.00%		10/25/23	2,307,924	2,394,631
5.00%		3/25/24	4,818,144	5,199,504
4.50%		6/25/36	12,796,977	13,441,433
4.00%		8/25/37	4,203,556	4,434,487
Freddie Mac
4.00%		6/15/36	17,964,094	18,877,729
Government National Mortgage Association
4.77%		8/16/27	7,633,156	7,725,113
5.00%		8/20/35	8,924,628	9,071,083
4.50%		11/20/36	3,230,840	3,272,945
				68,391,415
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				105,480,409
U.S. GOVERNMENT AGENCIES	1.0%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	2,500,000	2,497,050
3.00%(a)		9/30/19	1,693,756	1,731,866
TOTAL U.S. GOVERNMENT AGENCIES				4,228,916

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		195	$195
TOTAL INVESTMENT COMPANIES			195

See notes to Schedules of Investments.
4

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	4.6%
Bank of America, 0.16%, (Agreement dated 7/31/12 to be repurchased at $18,431,082 on 8/1/12. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 2.50% - 3.50%, with a value of $18,799,621, due at 10/20/38 - 3/20/40)		$18,431,000	$18,431,000
TOTAL REPURCHASE AGREEMENTS			18,431,000
TOTAL INVESTMENTS
(Cost $392,730,836)(b)	99.9%		400,895,238
NET OTHER ASSETS (LIABILITIES)	0.1%		362,019
NET ASSETS	100.0%		$401,257,257

*	The rates presented are the rates in effect at July 31, 2012.

(a)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC - Federal Deposit Insurance Corporation.
FHLMC - Federal Home Loan Mortgage Corporation.

See notes to Schedules of Investments.
5

ASSET MANAGEMENT FUND ULTRA SHORT FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	89.9%
1 Yr. Constant Maturity Treasury Based ARMS	59.5%
Fannie Mae
2.27%		10/1/28	$141,821	$147,849
2.67%		12/1/30	397,649	420,336
2.25%		7/1/33	547,279	567,420
2.74%		9/1/38	926,598	993,423
Freddie Mac
2.37%		11/1/28	157,913	165,669
2.86%		1/1/29	526,296	558,150
2.28%		7/1/30	372,232	386,093
2.32%		9/1/30	76,933	80,760
2.53%		8/1/31	856,660	894,597
				4,214,297
MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	30.4%
Freddie Mac
0.75%		1/15/42	972,272	976,018
0.80%		3/15/42	1,174,629	1,179,683
				2,155,701

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				6,369,998

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	9.6%
Northern Institutional Treasury Portfolio		677,085	$677,085
TOTAL INVESTMENT COMPANIES			677,085
TOTAL INVESTMENTS (Cost $6,922,239)(a)	99.5%		7,047,083
OTHER NET ASSETS (LIABILITIES)	0.5%		35,574
NET ASSETS	100.0%		$7,082,657

*	The rates presented are the rates in effect at July 31, 2012.
(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.
6

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	33.3%
1 Yr. Constant Maturity Treasury Based ARMS	33.3%
Fannie Mae
2.55%		5/1/31	$557,818	$588,847
2.37%		1/1/35	447,512	472,126
2.65%		9/1/36	651,434	698,145
2.74%		9/1/38	1,660,154	1,779,883
Fannie Mae Grantor Trust
3.58%		5/25/42	866,534	885,368
2.87%		8/25/43	1,801,431	1,788,662
Freddie Mac
2.34%		3/1/27	291,322	303,127
2.53%		8/1/31	1,249,443	1,304,773
				7,820,931
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				7,820,931
FIXED RATE MORTGAGE-RELATED SECURITIES	58.4%
15 Yr. Securities	31.9%
Fannie Mae
3.50%		7/1/21	1,967,270	2,091,823
2.50%		2/1/26	426,928	444,708
3.00%		1/1/27	4,677,889	4,937,657
Freddie Mac
8.00%		12/17/15	14,862	15,581
				7,489,769
30 Yr. Securities	4.5%
Fannie Mae
4.00%		5/1/42	995,258	1,046,120
Collateralized Mortgage Obligations	22.0%
Fannie Mae
4.00%		8/25/37	1,050,889	1,108,622
Freddie Mac
4.50%		4/15/19	2,918,904	3,094,477

See notes to Schedules of Investments.
7

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Government National Mortgage Association
4.77%		8/16/27	$331,876	$335,874
3.98%		6/16/31	242,707	247,612
4.50%		11/20/36	376,080	380,981
				5,167,566
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				13,703,455

U.S. GOVERNMENT AGENCIES	2.1%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	500,000	499,410
TOTAL U.S. GOVERNMENT AGENCIES				499,410

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		123	$123
TOTAL INVESTMENT COMPANIES			123

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	6.0%
Bank of America, 0.16%, (Agreement dated 7/31/12 to be repurchased at $1,409,006 on 8/1/12 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 4.00%, with a value of $1,437,181, due at 3/20/34)	.	$1,409,000	$1,409,000
TOTAL REPURCHASE AGREEMENTS			1,409,000
TOTAL INVESTMENTS
(Cost $22,988,285)(b)	99.8%		23,432,919
NET OTHER ASSETS (LIABILITIES)	0.2%		40,463
NET ASSETS	100.0%		$23,473,382

*	The rates presented are the rates in effect at July 31, 2012.

See notes to Schedules of Investments.
8

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

(a)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC - Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.
9

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	11.6%
1 Yr. Constant Maturity Treasury Based ARMS	11.6%
Fannie Mae
2.52%		7/1/37	$1,520,801	$1,631,886
2.74%		9/1/38	1,274,072	1,365,957
				2,997,843
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				2,997,843
FIXED RATE MORTGAGE-RELATED SECURITIES	80.2%
15 Yr. Securities	33.2%
Fannie Mae
7.00%		3/1/15	22,854	23,909
7.00%		3/1/15	25,095	26,254
7.00%		3/1/15	45,736	47,848
7.50%		11/1/15	44,384	47,026
6.50%		1/1/16	36,908	38,996
6.00%		6/1/16	133,253	140,957
6.00%		7/1/17	102,533	110,513
6.00%		7/1/17	162,917	174,797
3.50%		7/1/21	1,573,816	1,673,459
2.50%		2/1/26	640,392	667,062
3.00%		9/1/26	5,137,855	5,423,165
Freddie Mac
6.00%		6/1/17	180,502	193,925
				8,567,911
30 Yr. Securities	41.8%
Fannie Mae
4.00%		5/1/42	1,492,887	1,569,179
Freddie Mac
3.50%		11/1/41	3,471,103	3,678,997
4.00%		3/1/42	1,789,769	1,891,754
3.00%(a)		8/1/42	3,500,000	3,630,165
				10,770,095
Collateralized Mortgage Obligations	5.2%
Fannie Mae
4.00%		10/25/32	546,995	568,637

See notes to Schedules of Investments.
10

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Government National Mortgage Association
4.77%		8/16/27	$331,876	$335,874
4.50%		11/20/36	427,335	432,904
				1,337,415
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				20,675,421
U.S. GOVERNMENT AGENCIES	0.9%
FDIC Structured Sale Guaranteed Notes
3.00%(b)		9/30/19	211,719	216,483
TOTAL U.S. GOVERNMENT AGENCIES				216,483

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			279	$279
TOTAL INVESTMENT COMPANIES				279

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	7.1%
Bank of America, 0.16%, (Agreement dated 7/31/12 to be repurchased at $1,835,008 on 8/1/12. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 4.00%, with a value of $1,871,700, due at 3/20/34)			$1,835,000	$1,835,000
TOTAL REPURCHASE AGREEMENTS				1,835,000
TOTAL INVESTMENTS (Cost $ 25,073,371)(c)	99.8%			25,725,026
NET OTHER ASSETS (LIABILITIES)	0.2%			44,327
NET ASSETS	100.0%			$25,769,353

*	The rates presented are the rates in effect at July 31, 2012.

(a)	TBA and When-Issued Security.

See notes to Schedules of Investments.
11

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Represents cost for financial reporting purposes.

FDIC - Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.
12

ASSET MANAGEMENT FUND U.S. GOVERNMENT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	30.6%
1 Yr. Constant Maturity Treasury Based ARMS	19.6%
Fannie Mae
2.52%		7/1/37	$2,374,720	$2,548,179
2.74%		9/1/38	1,853,195	1,986,846
				4,535,025
HYBRID ARMS	3.0%
Freddie Mac
2.46%		11/1/36	646,187	680,821
MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	8.0%
Fannie Mae
0.67%		2/25/37	1,853,886	1,859,029
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				7,074,875
FIXED RATE MORTGAGE-RELATED SECURITIES	75.1%

15 Yr. Securities	16.6%
Fannie Mae
7.00%		3/1/15	31,436	32,887
3.50%		7/1/21	393,454	418,365
2.50%		2/1/26	640,392	667,062
3.00%		9/1/26	2,568,927	2,711,583
				3,829,897

30 Yr. Securities	42.9%
Fannie Mae
5.00%		3/1/38	304,474	330,938
4.00%		5/1/42	746,443	784,590
Freddie Mac
3.50%		11/1/41	925,627	981,066
4.00%		3/1/42	757,703	800,878
3.00%(a)		8/1/42	6,500,000	6,741,735
Government National Mortgage Association
7.50%		2/15/24	66,065	76,294

See notes to Schedules of Investments.
13

ASSET MANAGEMENT FUND U.S. GOVERNMENT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
7.00%		4/15/27	$86,317	$99,657
6.00%		1/15/29	98,760	111,062
				9,926,220

Collateralized Mortgage Obligations	15.6%
Fannie Mae
4.00%		1/25/33	53,775	55,246
Freddie Mac
4.50%		4/15/19	2,928,712	3,104,875
4.00%		3/15/33	104,290	111,713
Government National Mortgage Association
4.77%		8/16/27	331,876	335,874
				3,607,708
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				17,363,825
U.S. GOVERNMENT AGENCIES	0.9%
FDIC Structured Sale Guaranteed Note
3.00%(b)		9/30/19	211,719	216,483
TOTAL U.S. GOVERNMENT AGENCIES				216,483

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	3.0%
Northern Institutional Treasury Portfolio			684,423	$684,423
TOTAL INVESTMENT COMPANIES				684,423
TOTAL INVESTMENTS (Cost $ 24,740,556)(c)	109.6%			25,339,606
NET OTHER ASSETS (LIABILITIES)	(9.6)%			(2,215,076)
NET ASSETS	100.0%			$23,124,530

*	The rates presented are the rates in effect at July 31, 2012.

(a)	When-Issued Security.

(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to Schedules of Investments.
14

ASSET MANAGEMENT FUND U.S. GOVERNMENT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

(c)	Represents cost for financial reporting purposes.

FDIC - Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.
15

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.8%
Aerospace & Defense	5.5%
General Dynamics Corp.		30,000	$1,903,200
United Technologies Corp.		40,000	2,977,600
			4,880,800
Air Freight & Logistics	3.0%
United Parcel Service, Inc.		35,000	2,646,350
Beverages	8.7%
Coca-Cola Co.		50,000	4,040,000
PepsiCo, Inc.		50,000	3,636,500
			7,676,500
Chemicals	3.2%
Du Pont (E.I.) De Nemours		32,000	1,590,400
Praxair, Inc.		12,000	1,245,120
			2,835,520
Commercial Banks	4.2%
Wells Fargo & Co.		110,000	3,719,100
Communications Equipment	1.3%
Cisco Systems, Inc.		70,000	1,116,500
Diversified Financial Services	3.3%
American Express Co.		50,000	2,885,500
Food & Staples Retailing	5.9%
Sysco Corp.		50,000	1,469,500
Wal-Mart Stores, Inc.		50,000	3,721,500
			5,191,000
Food Products	2.6%
General Mills, Inc.		60,000	2,322,000
Health Care Equipment & Supplies	5.0%
Becton, Dickinson & Co.		30,000	2,271,300
Medtronic, Inc.		55,000	2,168,100
			4,439,400
Hotels, Restaurants & Leisure	3.8%
McDonald’s Corp.		37,000	3,306,320
Household Products	4.0%
Procter & Gamble		55,000	3,549,700

See notes to Schedules of Investments.

16

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrial Conglomerates	7.2%
3M Company		35,000	$3,193,050
General Electric Co.		150,000	3,112,500
			6,305,550
Insurance	4.3%
Berkshire Hathaway, Inc.(a)		30	3,823,350
IT Services	5.9%
Automatic Data Processing		30,000	1,696,500
International Business Machines Corp.		18,000	3,527,640
			5,224,140
Media	3.3%
The Walt Disney Company		60,000	2,948,400
Oil & Gas Consumable Fuels	8.1%
Chevron Corp.		32,000	3,506,560
Exxon Mobil Corp.		42,000	3,647,700
			7,154,260
Pharmaceuticals	8.3%
Abbott Laboratories		53,000	3,514,430
Johnson & Johnson		55,000	3,807,100
			7,321,530
Software	3.8%
Microsoft Corp.		115,000	3,389,050
Specialty Retail	4.4%
Home Depot		40,000	2,087,200
TJX Companies		40,000	1,771,200
			3,858,400
TOTAL COMMON STOCKS			84,593,370

See notes to Schedules of Investments.

17

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS July 31, 2012 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	4.2%
Northern Institutional Treasury Portfolio		3,674,336	$3,674,336
TOTAL INVESTMENT COMPANIES			3,674,336
TOTAL INVESTMENTS
(Cost $58,976,674)(b)	100.0%		88,267,706
NET OTHER ASSETS (LIABILITIES)	0.0%		11,486
NET ASSETS	100.0%		$88,279,192

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.

 See notes to Schedules of Investments.

18

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2012

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of July 31, 2012, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees

As of August 6, 2012 new shareholders were not permitted into the Money Market Fund. As of August 15, 2012 the Money Market Fund was liquidated.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk,etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds' prices for equity securities are generally provided by an independent third party pricing service approved by the Board of Trustees of the Trust (“Board”) as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Money Market Fund’s securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion/amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. In these types of situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the fair valuation methodology of the Adviser approved by the Board.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2012:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Portfolio
Money Market Fund
Repurchase Agreements	$-	$11,403,000	$-	$11,403,000
Investment Companies	283	-	-	283
Total Investments				11,403,283
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	-	378,235,127	-	378,235,127
U.S. Government Agencies	-	4,228,916	-	4,228,916
Repurchase Agreements	-	18,431,000	-	18,431,000
Investment Companies	195	-	-	195
Total Investments				400,895,238
Ultra Short Fund
U.S. Government Agency Mortgages	-	6,369,998	-	6,369,998
Investment Companies	677,085	-	-	677,085
Total Investments				7,047,083
Short U.S. Government Fund
U.S. Government Agency Mortgages	-	21,524,386	-	21,524,386
U.S. Government Agencies		499,410		499,410
Repurchase Agreements	-	1,409,000	-	1,409,000
Investment Companies	123	-	-	123
Total Investments				23,432,919
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	-	23,673,264	-	23,673,264
U.S. Government Agencies	-	216,483	-	216,483
Repurchase Agreements	-	1,835,000	-	1,835,000
Investment Companies	279	-	-	279
Total Investments				25,725,026
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages		24,438,700	-	24,438,700
U.S. Government Agencies		216,483	-	216,483
Investment Companies	684,423	-	-	684,423
Total Investments				25,339,606
Large Cap Equity Fund
Common Stocks	84,593,370	-	-	84,593,370
Investment Companies	3,674,336	-	-	3,674,336
Total Investments				$88,267,706

As of July 31, 2012, there were no level 3 securities held by the Funds. The Funds’ policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 or 2 as of July 31, 2012, based on levels assigned to securities on October 31, 2011.

Liquidity and Valuation of Certain Securities

While liquidity for government securities and government agency mortgage based securities remains quite strong, the involvement of the federal government in the mortgage and real estate markets continues to create uncertainty for investors thereby reducing market liquidity. Additionally, changes in the securitization process, and changes in the mandate of the government sponsored mortgage entities (GNMA, FHLMC, and FNMA, or the “GSEs”) could impact the Fund’s future performance. For example, the federal government continues to evaluate novel strategies for modifying loan principal balances for many classes of residential mortgage-backed securities, and these strategies could negatively impact the valuation of certain holdings of the Funds. Weaker than expected economic growth or further increases in unemployment could result in an increase in loan delinquencies and home foreclosures and reduce home prices. This may also lead to accelerated loan buyouts by the GSEs, which could negatively impact Fund performance. In general, these shifts in government housing and mortgage policy, particularly if they are unanticipated, could reduce market liquidity which would likely lead to lower prices for the securities held by the Funds. Illiquid securities generally are those that cannot be sold or disposed of in an orderly fashion within seven calendar days at approximately the price at which they are valued. Because the market price of illiquid securities generally is more difficult to estimate than that of more liquid securities, illiquid securities may be sold at prices that differ from the value assigned to them. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact a Fund’s net asset value.

REPURCHASE AGREEMENTS

With the exception of the Ultra Short Fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayeddelivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

FEDERAL INCOME TAX INFORMATION

As of July 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AMF Money Market Fund	$11,403,283	$-	$-	$-
AMF Ultra Short Mortgage Fund	392,731,927	8,509,959	(346,648)	8,163,311
AMF Ultra Short Fund	6,922,239	124,844	-	124,844
AMF Short U.S. Government Fund	22,988,285	487,663	(43,029)	444,634
AMF Intermediate Mortgage Fund	25,073,371	655,102	(3,447)	651,655
AMF U.S. Government Mortgage Fund	24,740,651	606,239	(7,284)	598,955
AMF Large Cap Equity Fund	58,976,674	31,881,598	(2,590,566)	29,291,032

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar, Treasurer

Date:  September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar, Treasurer

Date:  September 25, 2012

By (Signature and Title)

/s/ Rodger Shay, Jr.

Rodger Shay, Jr., President

Date:  September 25, 2012